COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Derivatives (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of debt securities [line items]
Derivatives	$ 295,555	$ 432,164
Debtor balances related to forward operations in foreign currency to be settled in pesos
Disclosure of debt securities [line items]
Derivatives	203,748	417,814
Debtor balances related to forward operations in foreign currency
Disclosure of debt securities [line items]
Derivatives	58,758	$ 14,350
Put option taken
Disclosure of debt securities [line items]
Derivatives	$ 33,049